CONCENTRATIONS (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Entity Wide Receivable, Major Customer, Percentage	10.00%	10.00%
Net Revenue, Percentage	67.00%	68.00%	27.00%
Customer 1 [Member]
Concentration Risk [Line Items]
Entity Wide Revenue, Major Customer, Percentage	26.00%	13.00%	13.00%
Entity Wide Receivable, Major Customer, Percentage			12.00%
Customer 2 [Member]
Concentration Risk [Line Items]
Entity Wide Revenue, Major Customer, Percentage	26.00%	13.00%	13.00%
Entity Wide Receivable, Major Customer, Percentage			10.00%
Suppliers 1 [Member]
Concentration Risk [Line Items]
Entity Wide Payable Major Supplier Percentage	43.00%	34.00%	50.00%
Suppliers 2 [Member]
Concentration Risk [Line Items]
Entity Wide Payable Major Supplier Percentage	25.00%	33.00%	8.00%
Suppliers 3 [Member]
Concentration Risk [Line Items]
Entity Wide Payable Major Supplier Percentage	15.00%	19.00%	6.00%